Convertible Senior Notes - Effective Interest Rates of Notes (Details)	Sep. 30, 2022	Sep. 30, 2021
The 2023 Notes
Debt Instrument [Line Items]
Effective interest rates	4.41%	7.04%
The 2025 Notes
Debt Instrument [Line Items]
Effective interest rates	2.48%	6.01%
The 2026 Notes
Debt Instrument [Line Items]
Effective interest rates	4.53%	6.94%